Note 6 - Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Asset Acquisition [Table Text Block]
	Shares	Value (in thousands)

Common stock issued to CPP shareholders	113	$7,839
Common stock underlying options continued	42	1,637
Common stock underlying warrants replaced	4	129
Total non cash consideration		$9,605
Transaction costs incurred		$658

Total Consideration		$10,263
In process research and development *	$17,737
Cash	4
Other current assets	230
Accounts payable and accrued expenses	(811)
Accrued interest and notes payable	(6,897)
$10,263